Condensed Financial Information of the Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income and gains	¥ 17,925	$ 2,456	¥ 18,597	¥ 20,789
Operating expenses	(9,983)	(1,368)	(8,118)	(11,012)
Other expenses	(21,585)	(2,957)	(24,741)	(96,575)
LOSS BEFORE TAX	(13,643)	(1,869)	(14,262)	(86,798)
LOSS FOR THE YEAR	(13,643)	(1,869)	(14,262)	(86,798)
Exchange differences on translation	67,715	9,277	84,629	287,996
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 54,072	$ 7,408	¥ 70,367	¥ 201,198